ORGANIZATION, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended								19 Months Ended	115 Months Ended	118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Sep. 30, 2013
Cumulative losses	$ 1,102,627	$ 998,996	$ 3,191,593	$ 2,662,979	$ 4,016,746	$ 3,260,225	$ 954,118	$ (132,005)	$ 2,272,144	$ 2,354,043	$ 1,999,214	$ 687,576	$ 333,146	$ 15,745,207	$ 18,936,800
Common Stock and Warrants [Member]
Proceeds from private placement					$ 1,360,572